UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D/A

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from
April 13, 2013 to May 10, 2013

Commission File Number of Issuing entity:	333-177354-04

UBS-Barclays Commercial Mortgage Trust 2012-C4
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:	333-177354

UBS Commercial Mortgage Securitization Corp.
(Exact name of depositor as specified in its charter)

UBS Real Estate Securities Inc.
Barclays Bank PLC
Natixis Real Estate Capital LLC
General Electric Capital Corporation
RAIT Partnership, L.P.
Redwood Commercial Mortgage Corporation
(Exact name of sponsors as specified in their charters)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

46-1661720 / 46-1677972
(I.R.S. Employer Identification No.)

c/o U.S. Bank National Association
190 S. LaSalle Street
Chicago, Illinois
(Address of principal executive offices of issuing entity)

60603
(Zip Code)

(312) 332-7490
(Telephone number, including area code)

None
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Name of exchange
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))
Class A-1	[ ]	[ ]	[_X_]	Not Applicable
Class A-2	[ ]	[ ]	[_X_]	Not Applicable
Class A-3	[ ]	[ ]	[_X_]	Not Applicable
Class A-4	[ ]	[ ]	[_X_]	Not Applicable
Class A-5	[ ]	[ ]	[_X_]	Not Applicable
Class A-AB	[ ]	[ ]	[_X_]	Not Applicable

Indicate by check mark whether the registrant (1) filed all reports required to be filed by Section 13 or 15(d) of the Securities and Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days? Yes [ X ] No [ ]

Item 8. Other Information.
Original Form 10-D dated May 23, 2013 is hereby amended to change the title of Henry Chung from Executive Director to Managing Director.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

UBS Commercial Mortgage Securitization Corp.
(Depositor)

Date: 12/19/14	By: ___/s/ David Schell______
Name: __David Schell______
Title: _Executive Director___

By: ____/s/ Alfred Fernandez__
Name: _____Alfred Fernandez___
Title: __Executive Director __

Exhibit Number	Description
Exhibit 99.1	Exhibits referenced in and attached to the original Form 10-D filed on May 23, 2013 for the monthly distribution period from April 13, 2013 to May 10, 2013 are incorporated by reference herein.